Deferred initial public offering (“IPO”) costs (Details Narrative)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Deferred Initial Public Offering Ipo Costs
Deferred initial public offering costs	$ 804,139	$ 1,049,720